Segment Information	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 19: SEGMENT INFORMATION

The Company through August 30, 2019 had three reportable segments from which it derived its revenues: Dry Bulk Vessel Operations, Logistics Business and Containers Business. The Containers Business became a reportable segment as a result of the consolidation of Navios Containers from November 30, 2018 (date of obtaining control) and ceased to be a reportable segment on August 30, 2019 (date of loss of control) (see also Note 3). Following the reclassification of the results of Navios Containers as discontinued operations (see also Note 3), the Company currently has two reportable segments from which it derives its revenues: Dry Bulk Vessel Operations and Logistics Business. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Dry Bulk Vessel Operations consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and pushboats as well as upriver transport facilities in the Hidrovia region.

The Company measures segment performance based on net (loss)/income attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Dry Bulk Vessel Operations for the Year Ended December 31, 2020	Logistics Business for the Year Ended December 31, 2020	Total for the Year Ended December 31, 2020
Revenue	$200,794	$215,924	$416,718
Interest income	48	209	257
Interest expense and financing cost	(88,237)	(48,322)	(136,559)
Depreciation and amortization	(42,076)	(28,939)	(71,015)
Equity in net losses of affiliate companies	(1,293)	—	(1,293)
Net loss attributable to Navios Holdings common stockholders	(192,207)	(754)	(192,961)
Total assets	1,316,936	654,389	1,971,325
Goodwill	56,240	104,096	160,336
Capital expenditures	(99,068)	(8,441)	(107,509)
Investment in affiliate companies	56,988	—	56,988
Cash and cash equivalents	20,011	74,870	94,881
Restricted cash	16,303	—	16,303
Long-term debt, net (including current and noncurrent portion)	$1,043,839	$540,590	1,584,429

	Dry Bulk Vessel Operations for the Year Ended December 31, 2019	Logistics Business for the Year Ended December 31, 2019	Total for the Year Ended December 31, 2019
Revenue	$254,178	$228,271	$482,449
Administrative fee revenue from affiliate companies	16,991	—	16,991
Interest income	9,610	1,052	10,662
Interest expense and financing cost	(92,948)	(40,531)	(133,479)
Depreciation and amortization	(52,288)	(29,435)	(81,723)
Equity in net losses of affiliate companies	(9,185)	—	(9,185)
Net (loss)/ income attributable to Navios Holdings common stockholders	(209,096)	16,986	(192,110)
Total assets	1,511,517	631,338	2,142,855
Goodwill	56,240	104,096	160,336
Capital expenditures	(36,628)	(7,943)	(44,571)
Investment in affiliate companies	64,352	—	64,352
Cash and cash equivalents	32,386	45,605	77,991
Restricted cash	736	—	736
Long-term debt, net (including current and noncurrent portion)	$1,048,318	$514,929	1,563,247

	Dry Bulk Vessel Operations for the Year Ended December 31, 2018	Logistics Business for the Year Ended December 31, 2018	Containers Business for the Year Ended December 31, 2018	Total for the Year Ended December 31, 2018
Revenue	$298,052	$207,634	$12,053	$517,739
Administrative fee revenue from affiliate companies	28,972	—	(579)	28,393
Interest income	8,231	517	—	8,748
Interest expense and financing cost	(98,247)	(39,669)	(1,204)	(139,120)
Depreciation and amortization	(70,472)	(29,307)	(3,060)	(102,839)
Equity in net losses of affiliate companies	(80,205)	—	—	(80,205)
Net (loss)/ income attributable to Navios Holdings common stockholders	(273,125)	4,380	27	(268,718)
Total assets	1,558,581	677,343	446,572	2,682,496
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(41,003)	(19,879)	(24,763)	(85,645)
Investment in affiliate companies	91,111	—	—	91,111
Cash and cash equivalents	44,452	76,472	16,958	137,882
Restricted cash	10,958	—	1,934	12,892
Long-term debt, net (including current and noncurrent portion)	$1,063,762	$530,186	$222,059	$1,816,007

The following table sets out the Company’s revenue by geographic region. Dry Bulk Vessel Operations (excluding administrative fee revenue from affiliate companies) and Logistics Business revenue are allocated on the basis of the geographic region in which the customer is located. Dry bulk vessels and containership vessels operate worldwide. Logistics Business operates different types of tanker vessels, pushboats, and wet and dry barges for delivering a wide range of products between ports in the Paraná, Paraguay and Uruguay River systems in South America (commonly known as the “Hidrovia” or the “waterway”).

Revenues from specific geographic regions which contribute over 10% of revenue are disclosed separately.

Revenue by Geographic Region

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
North America	$—	$2,259	$4,248
Australia	2,055	—	—
Europe	132,582	179,009	142,688
Asia	63,610	67,468	135,614
South America	218,442	232,394	208,751
Other	28	1,319	26,438
Total	$416,718	$482,449	$517,739

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries. The total net book value of long-lived assets for dry bulk vessels amounted to $627,569 and $741,347 at December 31, 2020 and 2019, respectively. For the Logistics Business, all long-lived assets are located in South America. The total net book value of long-lived assets for the Logistics Business amounted to $509,283 and $536,342 (including constructions in progress of $4,046, referred to in Note 7) at December 31, 2020 and 2019, respectively.